Fair Value Of Financial Instruments (Geographic Allocations Of Nomura's Trading Assets Related To Government, State, Municipal, And Government Agency Securities) (Details)
In Billions, unless otherwise specified
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)	Sep. 30, 2011 Governments, States, Municipalities And Their Agencies [Member] USD ($)		Sep. 30, 2011 Governments, States, Municipalities And Their Agencies [Member] JPY (¥)		Mar. 31, 2011 Governments, States, Municipalities And Their Agencies [Member] JPY (¥)		Sep. 30, 2011 Japanese Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Japanese Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Japanese Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 Foreign Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Foreign Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Foreign Government Securities [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 European Union [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 European Union [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 European Union [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 Other Countries [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Other Countries [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Other Countries [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Sep. 30, 2011 Other Assets [Member] Governments, States, Municipalities And Their Agencies [Member] USD ($)	Sep. 30, 2011 Other Assets [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)	Mar. 31, 2011 Other Assets [Member] Governments, States, Municipalities And Their Agencies [Member] JPY (¥)
Trading assets	$ 0.82	¥ 63.00	¥ 110.00	$ 96.49	[1]	¥ 7,434.00	[1]	¥ 7,016.00	[1]	$ 34.31	¥ 2,643.00	¥ 2,822.00	$ 24.97	¥ 1,924.00	¥ 1,184.00	$ 32.94	¥ 2,538.00	¥ 2,640.00	$ 4.27	¥ 329.00	¥ 370.00
Non-trading debt securities	$ 2.75	¥ 212.00																				$ 8.34	¥ 642.00	¥ 410.00

[1]	Other than above, there were ¥410 billion of government, state, municipal and agency securities in Other assets—Non-trading debt securities as of March 31, 2011 and ¥642 billion ($8.34 billion) as of September 30, 2011. The vast majority of these securities are Japanese government, states, municipalities and agency securities.